Related Parties (Tables)	12 Months Ended
Jan. 31, 2019
Disclosure of transactions between related parties [abstract]
Disclosure of Transactions Between Related Parties

	Opening balance NZ$	Closing balance NZ$

Loans to related parties
Cullen Investments Limited - 31 January 2019	11,535,677	-
Cullen Investments Limited - 31 January 2018	13,051,321	11,535,677
Cullen Investments Limited - 31 January 2017	9,613,014	13,051,321
Whitespace Atelier Limited - 31 January 2019	272,665	281,714
Whitespace Atelier Limited - 31 January 2018	-	272,665
FOH Online Inc. - 31 January 2018	3,518,009	-
FOH Online Inc. - 31 January 2018	-	3,518,009

Loans from related parties
SBL Holdings - 31 January 2019	-	(1,448,646)
Naked Inc. - 31 January 2019	(1,368,577)	-
Naked Inc. - 31 January 2018	-	(1,368,577)
Naked Inc. - 31 January 2017	-	-
EJ Watson - 31 January 2019		(2,289,212)